Quarterly Holdings Report
for
Fidelity® Municipal Income Fund
March 31, 2022
HIY-NPRT1-0522
1.815010.117
Municipal Bonds - 97.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.9%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	2,909
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	2,550	2,765
5% 4/1/26	2,400	2,664
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	4,140	4,444
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,475	1,583
4% 6/1/30	1,115	1,201
4% 6/1/31	975	1,053
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	23,655	25,400
TOTAL ALABAMA		42,019
Arizona - 1.9%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.954%, tender 1/1/37 (b)(c)	2,485	2,391
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/30	1,300	1,533
5% 2/1/31	1,250	1,497
5% 2/1/32	1,250	1,516
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	870
5% 5/1/51	910	862
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(d)	10,210	10,798
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,363
5% 7/1/31	3,105	3,519
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	237
5% 7/1/48	295	295
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,712
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	2,140	1,838
6% 1/1/48 (e)	5,260	4,304
Maricopa County Rev. Series 2016 A:
5% 1/1/32	8,280	9,271
5% 1/1/33	4,965	5,554
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	910	1,015
5% 7/1/36 (d)	1,450	1,616
5% 7/1/37 (d)	1,075	1,198
Series 2017 B:
5% 7/1/29	2,070	2,343
5% 7/1/33	2,900	3,261
5% 7/1/36	3,310	3,705
5% 7/1/37	2,070	2,311
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	6,100	6,823
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	1,092
5% 7/1/49	1,125	1,224
5% 7/1/54	1,330	1,442
5% 7/1/59	2,000	2,162
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/22	1,240	1,267
5.5% 12/1/29	7,370	8,603
TOTAL ARIZONA		87,622
California - 6.0%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,758
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	150	150
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
Series 2020, 4% 11/1/38	6,500	7,094
Series 2021:
5% 9/1/31	2,790	3,403
5% 10/1/41	49,565	58,847
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	2,030	2,118
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	7,926
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (e)	1,015	886
5% 7/1/37 (e)	1,525	1,260
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (e)	335	269
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/28	5,110	5,284
(Various Cap. Projs.) Series 2022 C:
5% 8/1/31 (f)	1,365	1,597
5% 8/1/34 (f)	2,535	2,947
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 5% 2/1/45	2,695	2,718
Series 2018 A, 5% 3/1/42	195	222
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
4% 7/1/38	1,400	1,539
5% 7/1/36	1,600	1,933
5% 7/1/37	1,000	1,209
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,141
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	4,100	3,423
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	4,140	3,226
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	156
Los Angeles Dept. Arpt. Rev. Series 2020 C, 5% 5/15/45 (d)	2,900	3,276
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/25 (d)	3,515	3,818
5% 8/1/26 (d)	1,350	1,492
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	3,047
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29 (f)	1,595	1,767
4% 8/1/30 (f)	465	520
4% 8/1/32 (f)	2,900	3,236
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,583
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,581
Series 2011, 0% 8/1/46	950	364
Series B:
0% 8/1/37	6,455	3,902
0% 8/1/39	19,705	10,922
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	825	873
5% 9/1/26	1,050	1,132
5% 9/1/29	2,185	2,344
5% 9/1/31	985	1,056
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,638
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2021 B:
5% 7/1/46 (d)	10,000	11,257
5% 7/1/56 (d)	7,000	7,806
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	4,850	5,838
5% 5/1/52	8,250	9,867
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	2,057
Series 2008 E, 0% 7/1/47 (g)	7,205	6,156
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (d)	1,000	1,098
Series 2019 B, 5% 5/1/49	3,765	4,235
Series 2022 A:
5% 5/1/26 (d)	6,315	6,911
5% 5/1/27 (d)	6,395	7,114
5% 5/1/28 (d)	8,530	9,624
5% 5/1/29 (d)	5,710	6,518
Series 2022 B, 5% 5/1/52	17,310	19,947
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	6,866
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,069
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,234
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	2,485	2,566
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	3,725	3,996
Series 2013 B, 5.5% 8/1/38	830	890
TOTAL CALIFORNIA		274,721
Colorado - 1.3%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,294
5% 10/1/43	2,600	2,845
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,419
4% 9/1/36	1,075	1,117
5% 9/1/46	6,045	6,587
Series 2019 A1, 4% 8/1/44	2,395	2,499
Series 2019 A2:
4% 8/1/49	6,100	6,326
5% 8/1/37	1,000	1,135
5% 8/1/44	6,145	6,884
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,240	1,291
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (d)	1,885	1,972
5% 11/15/26 (d)	2,855	3,156
5% 11/15/27 (d)	2,440	2,735
Series 2018 A:
5% 12/1/34 (d)	4,245	5,070
5% 12/1/36 (d)	4,140	4,613
5% 12/1/37 (d)	8,280	9,224
TOTAL COLORADO		59,167
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,980	2,133
Series 2020 A:
4% 1/15/33	10,100	11,021
4% 1/15/34	8,385	9,094
4% 1/15/38	1,000	1,065
Series 2021 B, 4% 1/15/39	3,305	3,538
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	459
5% 7/1/27	290	326
5% 7/1/28	525	591
5% 7/1/29	330	370
Series 2016 K, 4% 7/1/46	7,315	7,521
Series 2018 K-3, 5% 7/1/36	895	981
Series 2019 A:
5% 7/1/39 (e)	3,930	3,878
5% 7/1/49 (e)	285	271
Series 2020 A:
4% 7/1/37	2,500	2,652
4% 7/1/38	1,120	1,182
5% 7/1/32	2,000	2,313
5% 7/1/34	3,500	4,027
Series 2020 K, 5% 7/1/44 (e)	1,525	1,699
Series 2022 M, 4% 7/1/36 (f)	4,000	4,199
Series G, 5% 7/1/50 (e)	1,800	1,993
Series K1:
5% 7/1/27	415	458
5% 7/1/29	1,060	1,178
5% 7/1/30	830	919
5% 7/1/31	1,400	1,545
5% 7/1/32	1,000	1,102
5% 7/1/33	2,500	2,751
5% 7/1/34	620	681
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	3,785	4,159
5% 4/1/39 (e)	4,865	5,285
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	885	989
TOTAL CONNECTICUT		78,380
District Of Columbia - 1.4%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/35	2,115	2,436
5% 10/1/37	2,125	2,439
5% 10/1/39	2,000	2,284
5% 10/1/44	7,000	7,918
Series 2019 B, 5% 10/1/47	7,150	7,981
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (d)	1,200	1,343
5% 10/1/32 (d)	1,855	2,077
5% 10/1/33 (d)	910	1,018
5% 10/1/35 (d)	2,070	2,314
5% 10/1/42 (d)	4,140	4,618
Series 2020 A:
5% 10/1/25 (d)	11,725	12,722
5% 10/1/26 (d)	9,015	9,944
5% 10/1/27 (d)	3,125	3,499
5% 10/1/28 (d)	1,560	1,770
TOTAL DISTRICT OF COLUMBIA		62,363
Florida - 7.4%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	1,445	1,572
Broward County Arpt. Sys. Rev.:
Series 2017:
5% 10/1/25 (d)	205	222
5% 10/1/26 (d)	930	1,025
5% 10/1/27 (d)	830	929
5% 10/1/29 (d)	2,200	2,456
5% 10/1/30 (d)	610	680
5% 10/1/32 (d)	2,900	3,225
5% 10/1/33 (d)	1,080	1,200
5% 10/1/34 (d)	1,055	1,171
5% 10/1/35 (d)	1,240	1,375
5% 10/1/36 (d)	1,655	1,834
5% 10/1/37 (d)	1,865	2,066
5% 10/1/42 (d)	3,520	3,879
5% 10/1/47 (d)	4,965	5,438
Series A:
5% 10/1/28 (d)	2,485	2,688
5% 10/1/30 (d)	2,900	3,126
5% 10/1/31 (d)	2,485	2,679
5% 10/1/32 (d)	2,320	2,499
Series C, 5% 10/1/23 (d)	1,180	1,230
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	618
Series 2012 A, 5% 7/1/27	4,715	4,756
Series 2015 A, 5% 7/1/27	830	905
Series 2016, 5% 7/1/32	1,820	2,008
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/28	2,000	2,232
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	1,853
5% 7/1/32	10,120	10,960
Series 2016 A, 5% 7/1/33	1,110	1,224
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,820	2,876
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,700
Series 2015 C:
5% 10/1/30	2,705	2,902
5% 10/1/40	1,655	1,762
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	2,018
5% 10/1/31	1,975	2,198
Series 2015 B:
5% 10/1/28	830	909
5% 10/1/30	1,490	1,629
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	830	907
Series 2016:
5% 10/1/26 (d)	1,405	1,549
5% 10/1/27 (d)	830	929
Series 2017 A:
5% 10/1/25 (d)	275	297
5% 10/1/25 (Escrowed to Maturity) (d)	555	609
5% 10/1/27 (d)	385	429
5% 10/1/27 (Escrowed to Maturity) (d)	1,270	1,453
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	2,485	2,843
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	2,665	3,049
5% 10/1/32 (d)	5,590	6,216
5% 10/1/34 (d)	4,965	5,511
5% 10/1/35 (d)	6,565	7,282
5% 10/1/36 (d)	6,210	6,883
5% 10/1/37 (d)	5,175	5,734
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27 (Pre-Refunded to 6/1/25 @ 100)	1,165	1,233
5% 6/1/24	230	244
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (Pre-Refunded to 6/1/24 @ 100)	830	883
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	830	883
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/23 (d)	6,375	6,473
5% 10/1/24 (d)	7,490	7,607
Series 2014 A:
5% 10/1/28 (d)	4,140	4,377
5% 10/1/33 (d)	6,940	7,314
5% 10/1/36 (d)	13,125	13,813
Series 2015 A:
5% 10/1/29 (d)	1,310	1,411
5% 10/1/31 (d)	1,100	1,185
5% 10/1/35 (d)	4,555	4,794
Series 2016 A:
5% 10/1/29	1,200	1,332
5% 10/1/31	1,450	1,609
Series 2017 B, 5% 10/1/40 (d)	10,760	11,753
Series 2019 A, 5% 10/1/49 (d)	11,860	13,003
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,900	3,051
Series 2014 B:
5% 7/1/26	2,070	2,203
5% 7/1/27	1,450	1,541
5% 7/1/28	830	881
Series 2016 A:
5% 7/1/32	3,560	3,944
5% 7/1/33	3,020	3,339
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	645	701
5% 5/1/29	3,375	3,646
Series 2016 A, 5% 5/1/30	6,225	6,848
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 4% 10/1/35	3,900	4,173
Series 2021:
5% 10/1/31	1,250	1,518
5% 10/1/32	645	780
Orange County Health Facilities Auth. Series 2016 A:
5% 10/1/39	2,200	2,425
5% 10/1/44	1,605	1,760
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/23 (d)	1,095	1,141
5% 10/1/24 (d)	1,140	1,215
5% 10/1/27 (d)	830	915
5% 10/1/29 (d)	860	946
5% 10/1/30 (d)	1,530	1,684
5% 10/1/31 (d)	1,075	1,184
5% 10/1/32 (d)	1,655	1,823
5% 10/1/33 (d)	3,555	3,913
5% 10/1/34 (d)	3,730	4,103
5% 10/1/35 (d)	3,930	4,320
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28	3,905	4,260
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	424
5% 7/1/39	810	859
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	4,570
5% 10/1/32	5,190	5,713
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,205
5% 8/15/26	2,815	3,129
5% 8/15/27	1,865	2,109
5% 8/15/28	1,240	1,411
5% 8/15/30	2,685	3,050
5% 8/15/31	2,590	2,939
5% 8/15/32	1,930	2,187
5% 8/15/34	5,360	6,074
5% 8/15/35	3,555	4,023
5% 8/15/42	5,465	6,172
5% 8/15/47	8,115	9,087
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	991
Series 2015 A, 5% 12/1/40	1,820	1,964
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	1,905	1,934
5% 9/1/25	340	345
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	1,020
5% 10/15/49	1,705	1,911
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	913
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,535
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,470	1,569
5% 8/1/26	280	299
TOTAL FLORIDA		337,196
Georgia - 2.1%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (d)	1,870	2,018
Atlanta Wtr. & Wastewtr. Rev. Series 2015, 5% 11/1/27	830	905
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	6,900	7,981
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	1,515	1,619
5% 6/15/52	5,540	6,346
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,931
5% 8/1/39	1,705	1,832
5% 8/1/43	2,275	2,488
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,505
4% 7/1/36	4,500	4,833
4% 7/1/43	6,160	6,552
Main Street Natural Gas, Inc. Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	25,000	26,486
Series 2021 C, 4%, tender 12/1/28 (b)	23,425	24,716
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,125
Series 2019 A, 5% 6/1/29	800	912
Series 2020 B:
5% 9/1/31	2,490	2,974
5% 9/1/32	1,880	2,239
TOTAL GEORGIA		96,462
Hawaii - 1.1%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (d)	6,210	6,613
5% 7/1/45 (d)	18,015	19,184
Series 2018 A:
5% 7/1/29 (d)	1,055	1,190
5% 7/1/30 (d)	1,240	1,392
5% 7/1/31 (d)	1,215	1,361
5% 7/1/32 (d)	1,240	1,387
5% 7/1/33 (d)	1,265	1,413
Series 2022 A, 5% 7/1/42 (d)	9,480	10,878
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/34 (d)	750	812
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (d)	1,655	1,725
5.25% 8/1/25 (d)	2,070	2,156
TOTAL HAWAII		48,111
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	605	626
Illinois - 18.6%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	7,630	7,753
Series 2015 C, 5.25% 12/1/39	1,405	1,475
Series 2016 B, 6.5% 12/1/46	660	749
Series 2017 A, 7% 12/1/46 (e)	2,320	2,734
Series 2017 C:
5% 12/1/22	2,175	2,220
5% 12/1/23	1,880	1,962
5% 12/1/24	4,770	5,055
5% 12/1/25	2,725	2,931
5% 12/1/26	800	867
5% 12/1/30	2,105	2,281
5% 12/1/34	1,245	1,341
Series 2017 D:
5% 12/1/23	2,460	2,567
5% 12/1/24	1,030	1,091
5% 12/1/31	3,565	3,850
Series 2017 H, 5% 12/1/36	95	102
Series 2018 A:
5% 12/1/25	830	893
5% 12/1/26	830	900
5% 12/1/28	3,915	4,297
5% 12/1/30	1,655	1,803
5% 12/1/32	950	1,030
5% 12/1/34	1,140	1,234
5% 12/1/35	830	898
Series 2018 C, 5% 12/1/46	3,250	3,466
Series 2019 A:
4% 12/1/27	5,000	5,201
5% 12/1/22	1,575	1,607
5% 12/1/27	1,625	1,774
5% 12/1/28	2,910	3,194
5% 12/1/28	2,000	2,195
5% 12/1/33	1,300	1,414
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000	1,120
Series 2020 A:
5% 1/1/27	430	467
5% 1/1/29	3,175	3,487
5% 1/1/30	3,125	3,449
5% 1/1/31	3,760	4,130
Series 2021 A, 5% 1/1/32	5,335	5,895
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (d)	8,550	8,917
5% 1/1/28 (d)	15,855	16,521
5% 1/1/33 (d)	4,450	4,632
5% 1/1/34 (d)	2,150	2,238
Series 2016 A, 5% 1/1/28 (d)	1,655	1,793
Series 2016 B:
4% 1/1/35	1,305	1,356
5% 1/1/36	1,655	1,798
5% 1/1/37	2,235	2,429
5% 1/1/46	5,865	6,361
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	2,650	2,712
Series 2015 A:
5% 1/1/31 (d)	5,000	5,311
5% 1/1/32 (d)	10,100	10,726
Series 2015 C:
5% 1/1/24 (d)	1,190	1,244
5% 1/1/46 (d)	1,985	2,096
Series 2016 B, 5% 1/1/34	5,050	5,494
Series 2016 C:
5% 1/1/33	2,255	2,457
5% 1/1/34	2,610	2,839
Series 2016 G:
5% 1/1/37 (d)	1,655	1,793
5% 1/1/42 (d)	1,655	1,785
5.25% 1/1/29 (d)	290	322
5.25% 1/1/31 (d)	330	364
Series 2017 A, 5% 1/1/31	2,925	3,231
Series 2017 B:
5% 1/1/35	1,740	1,915
5% 1/1/37	7,080	7,780
Series 2017 C:
5% 1/1/30	495	548
5% 1/1/31	495	547
5% 1/1/32	540	596
Series 2017 D:
5% 1/1/28 (d)	2,475	2,723
5% 1/1/29 (d)	2,070	2,272
5% 1/1/32 (d)	2,235	2,440
5% 1/1/34 (d)	3,360	3,661
5% 1/1/35 (d)	2,485	2,702
5% 1/1/36 (d)	3,090	3,355
5% 1/1/37 (d)	1,655	1,793
Series 2018 A:
5% 1/1/48 (d)	2,215	2,411
5% 1/1/53 (d)	3,790	4,117
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	2,185	2,412
5% 7/1/48 (d)	9,030	9,919
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	14,900	15,992
Series 2017, 5% 12/1/46	3,395	3,763
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/24	255	271
5% 6/1/25	255	277
5% 6/1/26	205	228
Cook County Gen. Oblig. Series 2016 A:
5% 11/15/26	4,420	4,935
5% 11/15/27	2,320	2,591
5% 11/15/28	3,020	3,360
5% 11/15/29	3,760	4,177
5% 11/15/30	4,140	4,588
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,189
5% 8/1/30	760	827
5% 8/1/32	1,015	1,100
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	875
5% 10/1/29	830	922
5% 10/1/30	830	920
5% 10/1/35	1,655	1,827
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	27,054
5% 5/15/43	34,525	38,631
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	994
4% 2/15/33	225	241
5% 2/15/29	5,110	5,767
5% 2/15/36	1,535	1,715
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	890
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	446
Series 2013:
5% 11/15/24	415	424
5% 11/15/27	85	87
5% 11/15/28	2,380	2,428
5% 11/15/29	1,160	1,184
Series 2015 A:
5% 11/15/35	1,985	2,146
5% 11/15/45	2,670	2,877
Series 2015 B, 5% 11/15/27	2,615	2,827
Series 2015 C:
4.125% 8/15/37	735	764
5% 8/15/35	6,175	6,680
5% 8/15/44	30,175	32,552
Series 2016 A:
5% 8/15/25 (Escrowed to Maturity)	1,970	2,151
5% 7/1/28	1,020	1,135
5% 2/15/29	4,255	4,674
5% 2/15/30	4,490	4,927
5% 7/1/30	590	651
5% 2/15/31	3,620	3,968
5% 7/1/31	1,040	1,148
5% 2/15/32	3,520	3,855
5% 7/1/33	540	596
5% 7/1/34	4,140	4,567
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	420	469
5% 7/1/36	2,140	2,361
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	1,685	1,881
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	495	558
Series 2016 B:
5% 8/15/31	6,095	6,846
5% 8/15/32	5,000	5,611
5% 8/15/34	6,220	6,974
5% 8/15/36	8,680	9,720
Series 2016 C:
3.75% 2/15/34	1,215	1,275
4% 2/15/36	5,160	5,492
4% 2/15/41	14,125	14,959
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	655	707
5% 2/15/30	6,425	7,236
5% 2/15/31	12,595	14,153
5% 2/15/32	3,660	4,104
5% 2/15/34	2,920	3,268
5% 2/15/41	5,720	6,364
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	32
5% 5/15/29	1,040	1,138
5% 12/1/29	1,420	1,572
5% 5/15/30	2,200	2,405
5% 12/1/46	3,865	4,230
Series 2017 A:
5% 1/1/36	1,860	2,048
5% 8/1/42	730	787
Series 2017:
5% 1/1/29	2,775	3,134
5% 7/1/34	4,640	5,191
5% 7/1/35	3,900	4,357
Series 2018 A:
4.25% 1/1/44	2,465	2,628
5% 1/1/44	14,900	16,586
Series 2019:
4% 9/1/37	600	621
4% 9/1/41	1,000	1,029
5% 9/1/36	1,000	1,111
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	2,090	2,096
Series 2012, 5% 3/1/23	4,265	4,330
Series 2013:
5.5% 7/1/24	830	872
5.5% 7/1/25	4,315	4,535
Series 2014:
5% 2/1/25	3,005	3,162
5% 2/1/26	2,270	2,393
5% 4/1/28	1,895	2,004
5% 5/1/28	1,780	1,886
5.25% 2/1/31	360	380
Series 2016:
5% 2/1/23	1,500	1,537
5% 2/1/24	8,285	8,687
5% 6/1/25	7,295	7,845
5% 11/1/25	2,485	2,690
5% 6/1/26	995	1,084
5% 2/1/27	5,585	6,123
Series 2017 D, 5% 11/1/25	21,945	23,755
Series 2018 A, 5% 10/1/28	230	256
Series 2019 B, 5% 9/1/24	3,990	4,233
Series 2020, 5.75% 5/1/45	3,865	4,396
Series 2021 A:
5% 3/1/32	2,750	3,104
5% 3/1/33	1,500	1,685
5% 3/1/34	2,220	2,487
5% 3/1/35	5,450	6,075
5% 3/1/36	4,500	5,019
5% 3/1/37	5,500	6,100
5% 3/1/46	7,635	8,333
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	6,095	5,801
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,668
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	3,020	3,269
Series 2016 A:
5% 12/1/31	5,825	6,372
5% 12/1/32	8,525	9,315
Series 2019 A, 5% 1/1/44	1,260	1,432
Series A:
5% 1/1/36	1,000	1,171
5% 1/1/38	350	406
5% 1/1/40	2,390	2,750
5% 1/1/45	20,100	22,977
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	6,299
5% 2/1/35	4,140	4,498
5% 2/1/36	7,120	7,731
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	4,220	4,051
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,215	5,053
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	41,985	17,674
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	25,250	9,680
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,000	1,047
Series 2012 B, 0% 12/15/51	10,845	2,778
Series A:
0% 6/15/22 (Escrowed to Maturity)	1,045	1,043
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,560	2,361
Series 1996 A, 0% 6/15/24	2,535	2,377
Series 1998 A:
5.5% 12/15/23	5	5
5.5% 12/15/23 (Escrowed to Maturity)	5	5
Series 2017 B:
5% 12/15/25	830	896
5% 12/15/26	2,755	3,015
5% 12/15/27	295	327
5% 12/15/31	560	609
5% 12/15/34	330	358
Series 2022 A:
4% 12/15/42	7,330	7,336
4% 12/15/47	560	558
4% 6/15/52	2,000	1,973
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured)	1,400	1,537
5% 4/1/28 (Build America Mutual Assurance Insured)	1,300	1,477
5% 4/1/30 (Build America Mutual Assurance Insured)	1,000	1,168
5% 4/1/32 (Build America Mutual Assurance Insured)	1,295	1,504
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,140	4,521
5% 6/1/28	2,275	2,476
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	4,555	4,808
6.25% 10/1/38	4,495	4,765
Series 2018 A, 5% 4/1/30	3,425	3,941
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	5,095	4,545
Will County Illinois Series 2016:
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	1,020	1,124
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,366
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	1,240	1,366
TOTAL ILLINOIS		849,610
Indiana - 1.2%
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	5,845	6,415
Series 2016:
5% 9/1/23	375	392
5% 9/1/24	560	601
5% 9/1/26	1,075	1,207
5% 9/1/27	540	600
5% 9/1/28	2,535	2,806
5% 9/1/29	1,240	1,370
5% 9/1/30	1,160	1,279
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,105	2,142
Series 2015 A, 5% 10/1/30	3,990	4,269
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	2,045	1,883
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	5,770
Series 2016:
4% 1/1/32 (d)	830	874
4% 1/1/33 (d)	830	873
4% 1/1/34 (d)	1,010	1,049
4% 1/1/35 (d)	2,300	2,379
5% 1/1/26 (d)	875	952
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,150
5% 7/1/35	1,960	2,263
5% 7/1/36	2,130	2,457
5% 7/1/37	1,970	2,270
5% 7/1/38	2,345	2,694
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	270
4% 4/1/46	6,035	6,179
5% 4/1/43	460	510
Series 2020:
4% 4/1/38	1,510	1,566
5% 4/1/32	1,805	2,038
TOTAL INDIANA		56,258
Iowa - 0.2%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	1,184
5% 5/15/48	1,885	1,934
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (d)	1,850	2,048
5% 12/1/27 (d)	1,965	2,208
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B1, 4% 6/1/49	4,045	4,104
TOTAL IOWA		11,478
Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	3,740	4,066
5% 9/1/45	5,630	6,094
TOTAL KANSAS		10,160
Kentucky - 1.2%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/23	350	359
5% 1/1/28	1,310	1,439
5% 1/1/31	1,240	1,363
5% 1/1/32	1,240	1,361
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,136
5% 8/1/44	1,000	1,120
Series 2019 A2, 5% 8/1/44	2,995	3,355
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	919
5% 5/1/27	2,435	2,743
5% 5/1/29	4,510	5,147
5% 5/1/32	1,185	1,357
5% 5/1/33	915	1,049
5% 5/1/34	1,045	1,197
5% 5/1/35	615	695
5% 5/1/36	520	587
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	10,000	10,527
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,695	1,889
Series 2020 D, 5%, tender 10/1/29 (b)	2,030	2,342
Series 2013 A:
5.5% 10/1/33	2,815	2,953
5.75% 10/1/38	7,255	7,626
Series 2020 A:
5% 10/1/37	2,405	2,786
5% 10/1/38	2,300	2,661
TOTAL KENTUCKY		54,611
Louisiana - 1.5%
Jefferson Parish Consolidated Wtrwks. District No. 2 Series 2022, 5% 2/1/42 (Build America Mutual Assurance Insured)	10,390	12,077
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	2,157
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,333
5% 12/15/25	2,585	2,841
5% 12/15/26	1,045	1,170
5% 12/15/28	1,655	1,849
5% 12/15/29	1,175	1,313
5% 12/15/30	2,320	2,587
Series 2018 E:
5% 7/1/37	1,615	1,822
5% 7/1/38	1,260	1,420
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (d)	1,160	1,234
5% 1/1/29 (d)	4,295	4,562
5% 1/1/30 (d)	5,795	6,155
5% 1/1/31 (d)	2,070	2,199
5% 1/1/40 (d)	16,980	17,930
Series 2017 B:
5% 1/1/27 (d)	330	364
5% 1/1/28 (d)	205	226
5% 1/1/32 (d)	330	360
5% 1/1/33 (d)	580	632
5% 1/1/34 (d)	180	196
5% 1/1/35 (d)	330	359
Series 2017 D2:
5% 1/1/27 (d)	415	458
5% 1/1/28 (d)	595	655
5% 1/1/31 (d)	530	579
5% 1/1/33 (d)	850	927
5% 1/1/34 (d)	1,020	1,111
5% 1/1/36 (d)	775	843
5% 1/1/37 (d)	1,275	1,386
TOTAL LOUISIANA		68,745
Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,935	1,996
4% 7/1/46	3,180	3,257
5% 7/1/41	8,620	9,303
5% 7/1/46	22,975	24,618
Series 2017 B:
4% 7/1/25	375	396
4% 7/1/31	580	615
4% 7/1/32	415	440
4% 7/1/34	835	883
5% 7/1/26	270	299
5% 7/1/28	420	470
5% 7/1/29	330	369
5% 7/1/33	830	926
5% 7/1/35	630	703
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	945
5% 7/1/36	2,150	2,329
5% 7/1/38	555	600
TOTAL MAINE		48,149
Maryland - 0.9%
City of Westminster Series 2016:
5% 11/1/27	2,150	2,382
5% 11/1/28	2,275	2,512
5% 11/1/29	2,410	2,656
5% 11/1/30	2,555	2,806
Harford County Gen. Oblig. Series 2020 A:
5% 10/1/27	2,000	2,308
5% 10/1/29	2,000	2,393
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	2,815	2,910
Maryland Dept. of Trans.:
Series 2022 A:
5% 12/1/25	1,000	1,109
5% 12/1/27	1,000	1,155
Series 2022 B:
5% 12/1/24 (f)	1,160	1,221
5% 12/1/26 (f)	1,755	1,926
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,167
5% 6/1/35	1,655	1,850
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	2,645	2,980
Series 2015, 5% 7/1/24	625	666
Series 2016 A:
4% 7/1/42	1,430	1,489
5% 7/1/35	575	634
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/51	4,000	4,705
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/41	1,250	1,485
5% 7/15/46	2,000	2,348
TOTAL MARYLAND		40,702
Massachusetts - 4.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1:
5% 7/1/32	3,210	3,904
5% 7/1/33	2,500	3,035
5% 7/1/34	1,260	1,528
5% 7/1/35	3,180	3,848
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	6,025	6,976
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,503
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	3,665
5% 7/1/34	3,500	3,977
Series 2017, 4% 7/1/41	8,280	8,805
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	873
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	914
5% 10/1/28	875	962
5% 10/1/29	920	1,010
5% 10/1/31	1,015	1,109
5% 10/1/32	1,065	1,163
Series 2016 I, 5% 7/1/41	1,925	2,109
Series 2016:
5% 10/1/29	830	924
5% 10/1/30	1,240	1,381
5% 7/1/31	1,385	1,528
5% 10/1/31	1,340	1,492
5% 10/1/43	8,995	9,740
Series 2017:
5% 7/1/34	1,325	1,445
5% 7/1/35	1,000	1,090
Series 2019, 5% 9/1/59	16,180	18,226
Series 2020 A:
4% 7/1/45	12,200	12,337
5% 10/15/28	10,500	12,348
Series BB1, 5% 10/1/46	345	386
Series M:
4% 10/1/50	12,425	12,513
5% 10/1/45	9,360	10,301
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (d)	1,000	1,110
5% 7/1/28 (d)	1,915	2,154
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	1,750	1,959
Series 2019 C, 5% 5/1/49	4,175	4,774
Series E:
5% 11/1/45	4,450	5,226
5% 11/1/50	15,180	17,719
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	1,917
5% 7/1/34	895	986
5% 7/1/38	1,300	1,428
Series 2016 B, 5% 7/1/43 (d)	7,110	7,709
Series 2021 E:
5% 7/1/38 (d)	2,875	3,298
5% 7/1/39 (d)	4,480	5,130
5% 7/1/40 (d)	2,835	3,241
5% 7/1/51 (d)	10,000	11,251
TOTAL MASSACHUSETTS		196,994
Michigan - 2.5%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000	1,057
Series A, 5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,056
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	2,600	2,776
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38	1,515	1,732
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,309
5% 7/1/48	8,725	9,863
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,945	2,163
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10	11
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	3,960	4,344
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	180	198
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	2,932
(Trinity Health Proj.) Series 2017, 5% 12/1/42	2,140	2,395
Series 2012, 5% 11/15/42	8,595	8,744
Series 2016, 5% 11/15/41	1,560	1,715
Series 2019 A, 5% 11/15/48	2,105	2,383
Series 2020 A, 4% 6/1/49	2,545	2,598
Series MI, 5.5% 12/1/27	3,930	4,323
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	1,110	1,255
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	130	149
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	2,135	2,182
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	9,656
5% 3/1/50	13,450	15,115
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,625
5% 11/1/31	2,090	2,318
5% 11/1/36	205	226
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	5,790	6,303
Series 2015 G, 5% 12/1/28 (d)	4,555	4,942
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,230	1,299
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,020	1,077
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	995	1,049
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,035	1,091
5% 12/1/31	310	346
5% 12/1/32	315	351
5% 12/1/34	580	645
5% 12/1/35	540	601
5% 12/1/37	355	394
Series 2017 B:
5% 12/1/29 (d)	495	551
5% 12/1/30 (d)	580	644
5% 12/1/31 (d)	660	729
5% 12/1/32 (d)	420	465
5% 12/1/32 (d)	540	598
5% 12/1/34 (d)	495	547
5% 12/1/35 (d)	540	596
5% 12/1/37 (d)	705	777
5% 12/1/42 (d)	830	910
Series 2018 D, 5% 12/1/29 (d)	3,645	4,133
TOTAL MICHIGAN		112,173
Minnesota - 0.8%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	6,687
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,539
Series 2017, 5% 5/1/25	660	715
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	693
5% 10/1/45	1,370	1,509
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (b)	18,275	19,496
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	990	1,040
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	3,770	3,875
TOTAL MINNESOTA		36,554
Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	641
5% 3/1/31	620	684
5% 3/1/36	1,240	1,362
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/26	980	983
5% 9/1/27	405	406
5% 9/1/28	830	833
5% 9/1/29	830	833
5% 9/1/30	1,150	1,158
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/42	1,200	1,325
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	830	851
3.25% 2/1/28	830	853
4% 2/1/40	660	680
5% 2/1/29	1,025	1,110
5% 2/1/31	2,150	2,313
5% 2/1/33	2,375	2,544
5% 2/1/36	2,235	2,379
Series 2019 A:
4% 10/1/48	2,850	3,020
5% 10/1/46	5,575	6,359
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	740	765
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	2,723
5% 7/1/34	1,750	1,992
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	1,031
Series 2018 A:
5.125% 9/1/48	3,325	3,470
5.125% 9/1/49	2,665	2,779
TOTAL MISSOURI		41,094
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	655	667
Series 2019 B, 4% 6/1/50	415	432
TOTAL MONTANA		1,099
Nebraska - 0.4%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	870
5% 7/1/36	570	634
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	2,020	2,084
Series 2019 E, 3.75% 9/1/49 (d)	2,275	2,329
Series 2020 A, 3.5% 9/1/50	1,765	1,805
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,249
5% 1/1/40	935	1,023
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/23 (d)	620	650
5% 12/15/25 (d)	330	360
5% 12/15/26 (d)	1,190	1,317
5% 12/15/27 (d)	830	921
5% 12/15/30 (d)	1,240	1,371
5% 12/15/31 (d)	650	719
5% 12/15/33 (d)	660	730
5% 12/15/35 (d)	1,655	1,829
5% 12/15/36 (d)	420	464
TOTAL NEBRASKA		19,355
Nevada - 0.2%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	3,750	4,140
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,235	1,278
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/40	1,000	1,069
5% 7/1/45	2,605	2,757
TOTAL NEVADA		9,244
New Hampshire - 1.9%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	5,954	6,357
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,485	2,780
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	895	1,025
5% 8/1/29	855	977
5% 8/1/30	850	972
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	3,746
Series 2017:
5% 7/1/30	2,125	2,426
5% 7/1/31	4,750	5,415
5% 7/1/32	3,185	3,627
5% 7/1/33	2,900	3,298
5% 7/1/34	4,415	5,017
5% 7/1/35	4,635	5,263
5% 7/1/36	4,870	5,526
5% 7/1/37	4,290	4,865
Series 2017, 5% 7/1/44	1,590	1,736
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	420	424
Series 2012:
4% 7/1/32	2,295	2,301
5% 7/1/24	830	836
5% 7/1/25	980	986
5% 7/1/27	415	418
Series 2016:
4% 10/1/38	2,010	2,095
5% 10/1/22	885	901
5% 10/1/24	1,755	1,877
5% 10/1/25	1,740	1,904
5% 10/1/29	5,525	6,111
5% 10/1/31	4,315	4,746
5% 10/1/33	3,355	3,683
5% 10/1/38	6,185	6,764
TOTAL NEW HAMPSHIRE		86,076
New Jersey - 4.5%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	860	945
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	2,105	2,300
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,035	1,128
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	1,075	1,171
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	1,000	898
Series A, 5% 11/1/40	8,915	9,897
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	910	852
(New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	10,905	11,762
Series 2013 NN, 5% 3/1/26	4,125	4,227
Series 2013, 5% 3/1/25	1,820	1,865
Series 2015 XX, 5.25% 6/15/27	14,075	15,298
Series LLL, 5% 6/15/44	2,680	2,960
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	1,928
5% 7/1/32	1,985	2,200
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	3,275	3,562
4% 6/1/31	1,230	1,342
4% 6/1/32	830	909
5% 6/1/29	3,685	4,242
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/22	275	278
5% 7/1/23	970	1,008
5% 7/1/24	1,600	1,704
5% 7/1/25	1,660	1,810
5% 7/1/26	915	1,021
5% 7/1/26	275	307
5% 7/1/27	620	696
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	420	469
5% 7/1/28	300	336
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	415	463
5% 7/1/29 (Pre-Refunded to 7/1/27 @ 100)	580	647
5% 7/1/30	830	926
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	690	770
Series 2016:
4% 7/1/48	2,400	2,510
5% 7/1/41	2,865	3,143
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	1,000	1,023
5% 12/1/23 (d)	1,675	1,757
5% 12/1/26 (d)	830	923
Series 2018 B:
5% 12/1/25 (d)	3,495	3,818
5% 12/1/26 (d)	1,035	1,151
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	23,970
Series 2010 A, 0% 12/15/27	9,485	7,961
Series 2014 BB2:
5% 6/15/32	5,810	6,666
5% 6/15/33	1,635	1,870
5% 6/15/34	1,060	1,207
Series 2016 A:
5% 6/15/27	2,250	2,493
5% 6/15/28	9,150	10,127
5% 6/15/29	1,865	2,064
Series 2021 A, 5% 6/15/33	2,980	3,408
Series 2022 A:
4% 6/15/39 (f)	2,030	2,095
4% 6/15/40 (f)	2,410	2,478
4% 6/15/42 (f)	4,540	4,636
Series 2022 AA:
5% 6/15/32 (f)	8,500	9,845
5% 6/15/34 (f)	7,460	8,568
5% 6/15/36 (f)	2,215	2,530
5% 6/15/37 (f)	4,235	4,827
Series AA:
4% 6/15/35	1,500	1,569
4% 6/15/40	1,680	1,729
4% 6/15/45	6,895	7,019
5% 6/15/35	490	553
5% 6/15/39	3,000	3,357
5% 6/15/45	1,550	1,712
Series BB, 5% 6/15/50	1,885	2,057
TOTAL NEW JERSEY		204,987
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,660	1,707
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	140	139
5% 5/15/34	275	295
5% 5/15/39	205	219
5% 5/15/44	215	228
5% 5/15/49	425	448
Series 2019 B1, 2.625% 5/15/25	230	230
TOTAL NEW MEXICO		3,266
New York - 6.8%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,089
4% 7/1/34	1,035	1,088
Series 2017:
5% 12/1/22 (e)	1,400	1,432
5% 12/1/23 (e)	1,200	1,258
5% 12/1/24 (e)	1,100	1,180
5% 12/1/25 (e)	1,200	1,317
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	245	248
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	27,195
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	5,215	6,008
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	580	627
Series 2016 C and D, 5% 8/1/28	2,175	2,399
Series 2016 E, 5% 8/1/28	3,645	4,064
Series 2022 A1, 5% 8/1/47	9,590	11,047
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	26,240	30,729
Series GG 1, 5% 6/15/48	3,500	3,958
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	4,140	4,412
Series 2015 S2, 5% 7/15/35	1,465	1,589
New York City Transitional Fin. Auth. Rev. Series C1, 5% 5/1/29	3,720	4,353
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	5,630	6,248
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	8,280	8,632
Series 2015 A1, 5% 11/15/45	6,170	6,519
Series 2020 D:
4% 11/15/46	39,325	40,150
4% 11/15/47	2,710	2,765
New York State Dorm. Auth. Series 2021 E:
4% 3/15/45	13,955	14,685
4% 3/15/47	9,700	10,138
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	855	871
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,000	2,283
Series 2020 C, 5% 3/15/47	20,400	23,083
Series 2020 E:
4% 3/15/37	8,470	8,959
4% 3/15/44	28,000	29,243
4% 3/15/45	22,500	23,455
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	3,560	3,724
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	5,844
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	5,018
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,200	1,297
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500	1,749
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	916
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	750	705
5.375% 11/1/54 (e)	1,150	1,019
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	4,815	5,512
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,505
TOTAL NEW YORK		311,313
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	3,915	4,292
North Carolina - 0.6%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,601
5% 6/1/46	2,120	2,431
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,425
5% 7/1/33	1,040	1,167
5% 7/1/37	2,910	3,248
Series 2017 B:
5% 7/1/24 (d)	155	164
5% 7/1/25 (d)	85	92
5% 7/1/26 (d)	85	93
5% 7/1/27 (d)	160	179
5% 7/1/28 (d)	135	151
5% 7/1/29 (d)	195	218
5% 7/1/30 (d)	210	235
5% 7/1/31 (d)	395	440
5% 7/1/32 (d)	420	468
5% 7/1/33 (d)	440	491
5% 7/1/34 (d)	460	513
5% 7/1/35 (d)	315	351
5% 7/1/36 (d)	255	284
5% 7/1/37 (d)	300	334
5% 7/1/42 (d)	975	1,085
Series 2017 C, 4% 7/1/32	1,190	1,269
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	275	314
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	2,215	2,533
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	1,000	1,143
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2021 A:
4% 3/1/41	1,050	987
4% 3/1/51	2,075	1,853
TOTAL NORTH CAROLINA		26,069
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	7,978
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,707
5% 8/1/26	1,645	1,840
5% 8/1/27	2,060	2,347
5% 8/1/28	2,060	2,365
5% 8/1/29	4,130	4,723
5% 8/1/30	3,520	4,015
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
5% 6/1/30	2,000	2,275
5% 6/1/32	1,665	1,883
5% 6/1/33	2,000	2,259
5% 6/1/34	420	474
Series 2020 B2, 5% 6/1/55	6,250	6,504
Columbus City School District Series 2016 A, 5% 12/1/29	1,740	1,938
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,530
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	470	493
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	4,700	5,362
5% 12/1/51	6,900	7,843
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	5,525	5,956
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	2,975	3,109
5% 12/1/26	555	579
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	1,850	1,979
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	3,685	3,760
5% 2/15/44	4,415	4,495
5% 2/15/48	11,260	11,453
Ohio Gen. Oblig. Series 2019 A, 5% 3/1/28	4,315	4,997
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	975	1,010
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	545	571
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/42	2,150	1,048
Series 2022 A, 5% 2/15/38 (f)	1,155	1,354
(Infrastructure Projs.) Series 2022 A:
5% 2/15/30 (f)	270	311
5% 2/15/32 (f)	4,930	5,812
5% 2/15/39 (f)	240	281
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/29	2,615	3,090
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	1,992
5% 2/15/34	370	403
Series 2019, 5% 2/15/29	3,525	3,925
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	4,106
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	210	215
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	280	287
TOTAL OHIO		119,269
Oklahoma - 0.2%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,153
5% 10/1/29	1,160	1,272
5% 10/1/36	830	908
5% 10/1/39	1,655	1,808
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	415	420
5% 8/15/23	215	223
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,915	2,057
TOTAL OKLAHOMA		7,841
Oregon - 0.8%
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	6,880	7,105
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	2,980	3,341
Series 2022 28:
5% 7/1/41 (d)	12,420	14,363
5% 7/1/52 (d)	10,500	11,945
TOTAL OREGON		36,754
Pennsylvania - 8.7%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
4% 1/1/38 (d)	2,545	2,649
4% 1/1/39 (d)	3,075	3,196
4% 1/1/40 (d)	10,000	10,368
4% 1/1/41 (d)	10,000	10,361
5% 1/1/29 (d)	4,185	4,746
5% 1/1/30 (d)	4,000	4,591
5% 1/1/31 (d)	3,000	3,474
5% 1/1/32 (d)	4,000	4,605
5% 1/1/51 (d)	20,480	22,792
5% 1/1/56 (d)	12,420	13,785
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,500	1,297
4% 12/1/41	2,450	1,971
4.25% 12/1/50	2,730	2,126
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	495	571
5% 7/1/33	1,150	1,324
5% 7/1/40	3,100	3,536
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	941
5% 7/15/29	1,290	1,509
5% 7/15/32	830	967
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/23	415	431
5% 6/1/28	885	986
5% 6/1/29	970	1,080
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,371
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	1,289
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,189
4% 7/15/35	2,135	2,249
4% 7/15/37	4,140	4,346
5% 7/15/25	330	356
5% 7/15/26	1,035	1,139
5% 7/15/27	1,745	1,953
5% 7/15/28	1,285	1,453
5% 7/15/29	1,385	1,561
5% 7/15/30	1,815	2,040
5% 7/15/31	1,240	1,391
5% 7/15/32	1,305	1,462
5% 7/15/34	1,405	1,571
5% 7/15/36	4,150	4,634
5% 7/15/38	4,990	5,562
5% 7/15/43	5,795	6,421
Series 2020, 4% 7/15/45	2,900	2,996
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,595	4,027
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,399
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	923
5% 7/1/27	830	919
5% 7/1/28	830	917
5% 7/1/34	3,045	3,336
5% 7/1/36	1,655	1,809
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/22	1,140	1,158
5% 10/1/23	325	337
5% 10/1/24	965	1,021
5% 10/1/25	865	916
5% 10/1/27	415	439
Series 2016 A:
5% 10/1/28	1,255	1,371
5% 10/1/29	2,150	2,343
5% 10/1/31	3,790	4,104
5% 10/1/36	6,790	7,252
5% 10/1/40	4,700	4,965
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	615	678
Series 2018 A, 4% 8/15/48	10,545	11,142
Series 2016 A, 5% 8/15/46	24,835	27,169
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	3,151
Series 2017:
5% 5/1/35	1,025	1,152
5% 5/1/37	1,295	1,454
5% 5/1/41	5,860	6,551
Series 2016:
5% 5/1/28	415	457
5% 5/1/32	1,040	1,140
5% 5/1/33	1,405	1,539
Series 2018 A, 5% 2/15/48	1,575	1,778
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B, 5% 12/1/38	6,680	7,899
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	902
5% 7/1/26	830	918
5% 7/1/27	660	743
Series 2017 B:
5% 7/1/22	240	242
5% 7/1/23	415	431
5% 7/1/25 (d)	2,900	3,118
5% 7/1/26 (d)	2,485	2,718
5% 7/1/27 (d)	2,070	2,301
5% 7/1/28 (d)	2,485	2,750
5% 7/1/29 (d)	1,860	2,052
5% 7/1/32 (d)	2,485	2,733
5% 7/1/33 (d)	1,865	2,049
5% 7/1/34 (d)	3,310	3,634
5% 7/1/37 (d)	3,725	4,081
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	5,829
Philadelphia Gas Works Rev. Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,685	2,868
Philadelphia School District:
Series 2016 D:
5% 9/1/26	7,600	8,431
5% 9/1/27	8,020	8,954
5% 9/1/28	6,705	7,444
Series 2016 F:
5% 9/1/28	11,600	12,878
5% 9/1/29	7,540	8,357
Series 2018 A:
5% 9/1/36	1,575	1,797
5% 9/1/37	910	1,037
5% 9/1/38	1,450	1,651
Series 2018 B, 5% 9/1/43	2,115	2,392
Series 2019 A:
4% 9/1/35	5,215	5,617
5% 9/1/33	2,480	2,912
5% 9/1/34	7,225	8,295
Series 2019 C, 5% 9/1/33	2,540	2,920
Series F:
5% 9/1/30	5,625	6,227
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	22
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	4,847
5% 10/1/36	6,210	7,182
5% 10/1/48	6,000	6,807
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	2,315	2,703
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	775	898
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,055	1,144
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	5,064
5% 8/1/48	5,335	5,864
TOTAL PENNSYLVANIA		396,447
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.625% 7/1/27	1,360	1,485
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	705
5% 9/1/36	5,810	6,192
Series 2016, 5% 5/15/39	5,215	5,625
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,455	1,504
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (d)	1,375	1,368
5% 12/1/25 (d)	1,000	1,092
TOTAL RHODE ISLAND		16,486
South Carolina - 1.7%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,369
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,472
5% 12/1/26	1,160	1,259
5% 12/1/28	4,690	5,077
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	2,030	2,109
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,166
5% 7/1/33	4,200	4,842
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	910	995
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/29	2,485	2,741
5% 12/1/38	250	275
Series 2016 B:
5% 12/1/31	910	1,013
5% 12/1/41	12,515	13,856
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	16,278
4% 4/15/48	10,815	11,283
5% 4/15/48	10,595	11,834
TOTAL SOUTH CAROLINA		77,569
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	610
Series 2017:
5% 7/1/26	250	279
5% 7/1/28	250	283
5% 7/1/29	470	532
TOTAL SOUTH DAKOTA		1,704
Tennessee - 0.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	2,295
5% 8/1/31	1,000	1,144
5% 8/1/33	1,250	1,423
Series 2019 A2, 5% 8/1/35	765	869
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/24	1,225	1,272
5% 7/1/25	1,225	1,271
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	1,755	1,840
Series 2019 B, 5% 7/1/54 (d)	9,580	10,581
TOTAL TENNESSEE		20,695
Texas - 5.7%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	830	886
5% 11/15/27 (d)	1,035	1,103
5% 11/15/28 (d)	1,240	1,318
5% 11/15/39 (d)	9,440	9,983
5% 11/15/44 (d)	23,065	24,333
Series 2017 B:
5% 11/15/28 (d)	830	914
5% 11/15/30 (d)	1,275	1,406
5% 11/15/32 (d)	1,005	1,109
5% 11/15/35 (d)	1,035	1,140
5% 11/15/36 (d)	1,385	1,525
5% 11/15/37 (d)	1,165	1,283
5% 11/15/41 (d)	4,725	5,183
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/28	1,075	1,159
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	395	432
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	830	908
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C:
4% 10/1/35	1,000	1,117
4% 10/1/39	5,000	5,548
4% 10/1/40	2,000	2,214
Grand Parkway Trans. Corp.:
Series 2018 A, 5% 10/1/38	2,655	3,000
Series 2020 C, 4% 10/1/49	3,100	3,241
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,213
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,323
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,572
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (d)	1,000	1,102
Series 2018 C:
5% 7/1/29 (d)	1,655	1,866
5% 7/1/30 (d)	1,765	1,981
5% 7/1/31 (d)	1,240	1,389
5% 7/1/32 (d)	1,450	1,622
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,150	3,543
5% 3/1/31	3,835	4,296
5% 3/1/32	1,635	1,830
Houston Util. Sys. Rev. Series 2020 C:
5% 11/15/33	2,000	2,384
5% 11/15/34	2,500	2,978
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	426
5% 10/15/30	1,570	1,710
5% 10/15/32	830	904
5% 10/15/36	545	594
5% 10/15/37	930	1,013
5% 10/15/38	1,325	1,444
5% 10/15/44	1,310	1,428
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	830	905
5% 11/1/27 (d)	1,780	1,935
5% 11/1/28 (d)	2,755	2,984
5% 11/1/29 (d)	1,655	1,790
5% 11/1/32 (d)	3,055	3,295
Series 2017:
5% 11/1/23 (d)	910	951
5% 11/1/24 (d)	830	886
5% 11/1/25 (d)	830	902
5% 11/1/26 (d)	830	916
5% 11/1/27 (d)	830	915
5% 11/1/28 (d)	1,450	1,596
5% 11/1/29 (d)	1,035	1,140
5% 11/1/30 (d)	830	912
5% 11/1/31 (d)	1,840	2,020
5% 11/1/32 (d)	2,135	2,341
5% 11/1/33 (d)	830	909
5% 11/1/34 (d)	830	909
5% 11/1/36 (d)	830	908
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	1,977
5% 5/15/30	4,140	4,496
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	711
5% 8/15/29	1,655	1,879
5% 8/15/47	1,890	2,115
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	653
5% 4/1/30	2,825	3,094
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	910
5% 1/1/33	975	1,093
5% 1/1/34	1,240	1,389
5% 1/1/34	2,485	3,113
5% 1/1/35	1,820	2,039
5% 1/1/36	4,965	5,559
5% 1/1/37	6,625	7,414
5% 1/1/38	2,690	2,751
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	740	757
5% 1/1/30	350	383
5% 1/1/31	495	542
Series 2015 A, 5% 1/1/32	2,775	2,968
Series 2015 B, 5% 1/1/40	8,280	8,466
Series 2016 A, 5% 1/1/36	1,035	1,133
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	4,006
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	428
5% 10/1/30	580	662
5% 10/1/31	520	593
5% 10/1/39	1,030	1,178
5% 10/1/40	830	948
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
4% 2/15/35	4,140	4,386
5% 2/15/25	710	769
Series 2018 B, 5% 7/1/43	1,500	1,679
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,434	4,297
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	4,075	4,249
Series A, 3.5% 3/1/51	3,620	3,712
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (d)	12,420	13,239
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	3,978
5% 3/15/31	2,690	3,017
Texas Wtr. Dev. Board Rev. Series 2020, 5% 8/1/27	2,400	2,735
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	5,115	5,633
5% 2/15/33	3,310	3,643
5% 2/15/34	4,140	4,553
5% 2/15/36	2,485	2,729
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	1,954
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	1,850	2,201
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	1,885
Weatherford Independent School District Series 2002, 0% 2/15/33	5,785	4,320
TOTAL TEXAS		261,870
Utah - 1.5%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/24 (d)	1,450	1,531
5% 7/1/25 (d)	1,655	1,780
5% 7/1/27 (d)	3,500	3,899
5% 7/1/29 (d)	3,090	3,417
5% 7/1/30 (d)	2,275	2,511
5% 7/1/31 (d)	4,345	4,787
5% 7/1/33 (d)	3,310	3,640
5% 7/1/35 (d)	3,310	3,636
5% 7/1/36 (d)	4,470	4,907
5% 7/1/37 (d)	3,520	3,862
Series 2018 A:
5% 7/1/31 (d)	2,000	2,234
5% 7/1/32 (d)	4,310	4,808
5% 7/1/33 (d)	1,420	1,580
5.25% 7/1/48 (d)	5,655	6,257
Utah County Hosp. Rev. Series 2020 A:
5% 5/15/43	5,500	6,406
5% 5/15/50	9,000	10,377
Utah Gen. Oblig. Series 2020 B, 5% 7/1/28	1,995	2,337
TOTAL UTAH		67,969
Vermont - 0.7%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	4,025
5% 10/15/46	4,720	4,961
(Middlebury College Proj.) Series 2020, 5% 11/1/49	18,500	21,214
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (d)	1,430	1,599
TOTAL VERMONT		31,799
Virginia - 0.4%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	4,096
5% 6/15/30	1,035	1,089
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	533
Series 2016:
4% 6/15/37	595	618
5% 6/15/27	1,240	1,371
5% 6/15/30	540	592
5% 6/15/33	350	382
5% 6/15/34	665	726
5% 6/15/35	1,820	1,986
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/35 (Pre-Refunded to 1/1/25 @ 100)	830	897
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	832
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,252
5% 1/1/34	1,240	1,348
5% 1/1/35	1,240	1,347
5% 1/1/44	830	903
TOTAL VIRGINIA		18,972
Washington - 1.4%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (d)	2,900	3,197
5% 10/1/30 (d)	1,655	1,818
Series 2019 A, 4% 4/1/44 (d)	2,525	2,646
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/22 (d)	830	835
5% 6/1/24 (d)	1,290	1,333
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,790	3,002
5% 2/1/34	3,450	3,710
Series 2021 A, 5% 8/1/43	2,300	2,701
Series 2021 C, 5% 2/1/44	270	319
Series R-2017 A, 5% 8/1/30	1,685	1,881
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	736
5% 7/1/27	1,285	1,462
5% 7/1/28	1,570	1,806
5% 7/1/29	615	706
5% 7/1/30	735	841
5% 7/1/31	1,120	1,279
5% 7/1/32	1,655	1,887
5% 7/1/33	2,345	2,670
5% 7/1/34	540	613
5% 7/1/42	4,685	5,291
Series 2015:
5% 1/1/25	1,655	1,772
5% 1/1/27 (Pre-Refunded to 7/1/25 @ 100)	1,910	2,067
Series 2019 A1, 5% 8/1/38	1,000	1,133
Series 2019 A2, 5% 8/1/33	2,000	2,277
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	1,948
5% 10/1/28	1,825	2,006
5% 10/1/35	1,880	2,047
5% 10/1/36	2,845	3,094
5% 10/1/40	2,795	3,030
Series 2019, 4% 10/1/49	3,515	3,564
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (e)	100	100
5% 7/1/33 (e)	125	129
5% 7/1/38 (e)	100	102
5% 7/1/48 (e)	400	404
TOTAL WASHINGTON		62,406
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,534
5% 1/1/32	1,120	1,264
TOTAL WEST VIRGINIA		2,798
Wisconsin - 1.5%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/35	1,210	1,394
5% 1/1/40	540	615
Milwaukee County Arpt. Rev. Series 2019 B, 5% 12/1/23 (d)	2,960	3,100
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	7,550	8,542
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	700	725
5% 5/15/28 (e)	1,095	1,136
5.25% 5/15/37 (e)	335	348
5.25% 5/15/42 (e)	415	430
5.25% 5/15/47 (e)	410	424
5.25% 5/15/52 (e)	775	801
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	735	765
5% 10/1/48 (e)	930	963
5% 10/1/53 (e)	2,330	2,406
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (e)	750	803
Series 2020, 5% 4/1/50 (e)	520	551
Series 2021 A, 4.5% 6/1/56 (e)	14,095	12,209
Series 2021 B, 6.5% 6/1/56 (e)	4,180	3,762
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	4,140	4,571
Series 2014:
4% 5/1/33	2,920	2,991
5% 5/1/22	660	662
Series 2016 A:
5% 2/15/28	1,965	2,156
5% 2/15/29	2,550	2,795
5% 2/15/30	2,805	3,072
Series 2017 A:
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	830	944
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	1,425	1,620
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	1,575	1,790
Series 2019 A:
2.25% 11/1/26	1,270	1,273
5% 11/1/46	540	558
Series 2019 B1, 2.825% 11/1/28	1,435	1,362
Series 2019 B2, 2.55% 11/1/27	920	922
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
4% 10/1/23	2,070	2,092
5% 6/1/27	1,840	1,855
TOTAL WISCONSIN		67,637
TOTAL MUNICIPAL BONDS (Cost $4,472,758)		4,470,597

Money Market Funds - 1.8%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 0.47% (h)(i) (Cost $81,090)	81,068,108	81,077

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,553,848)	4,551,674
NET OTHER ASSETS (LIABILITIES) - 0.3%	11,745
NET ASSETS - 100.0%	4,563,419

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,053,000 or 1.5% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.47%	88,008	336,240	343,171	44	-	-	81,077	4.5%
Total	88,008	336,240	343,171	44	-	-	81,077

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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